Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Current tax benefit		$ (176,000)
Federal and state net operating loss carryforwards	38,580,000
Valuation allowance	4,275,000	$ 6,608,000
NOL carryforwards	$ 38,580,000
Percentage of future taxable income	80.00%
Federal and State [Member]
Income Taxes [Line Items]
Federal and state net operating loss carryforwards	$ 38,580,000